Range Cancer Therapeutics ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Biotechnology - 78.9%(a)
2seventy bio, Inc.(b)	58,113	$245,818
Acrivon Therapeutics, Inc.(b)	45,390	350,411
Adicet Bio, Inc.(b)	112,256	162,771
Agenus, Inc.(b)	19,187	301,044
Allogene Therapeutics, Inc.(b)	51,196	127,990
Apollomics, Inc.(b)	384,183	113,065
Arcellx, Inc.(b)	3,308	172,016
Arcus Biosciences, Inc.(b)	12,561	189,294
Aura Biosciences, Inc.(b)	30,848	226,733
Autolus Therapeutics plc - ADR(b)	40,373	169,163
Bicycle Therapeutics plc - ADR(b)	10,032	222,610
Biomea Fusion, Inc.(b)	13,665	143,756
BioNTech SE - ADR(b)	2,477	249,186
Blueprint Medicines Corporation(b)	2,624	276,989
Caribou Biosciences, Inc.(b)	42,934	123,650
Compass Therapeutics, Inc.(b)	118,622	167,257
Cullinan Therapeutics, Inc.(b)	13,609	319,812
Day One Biopharmaceuticals, Inc.(b)	16,217	215,200
Deciphera Pharmaceuticals, Inc.(b)	14,464	369,411
Erasca, Inc.(b)	110,637	278,805
Exelixis, Inc.(b)	10,178	220,761
Exscientia plc - ADR(b)	34,605	183,407
Fate Therapeutics, Inc.(b)	31,829	117,131
Genelux Corporation(b)	36,938	100,102
Genmab AS - ADR(b)	7,595	214,179
Geron Corporation(b)	131,500	466,825
Ideaya Biosciences, Inc.(b)	5,137	187,757
IGM Biosciences, Inc.(b)	22,561	187,933
Immatics NV(b)	19,177	211,522
ImmunityBio, Inc.(b)	46,869	300,899
Immunocore Holdings plc - ADR(b)	3,827	187,446
Innate Pharma SA - ADR(b)	91,320	250,217
Iovance Biotherapeutics, Inc.(b)	16,195	143,812
iTeos Therapeutics, Inc.(b)	21,447	359,023
Janux Therapeutics, Inc.(b)	6,093	325,976
Karyopharm Therapeutics, Inc.(b)	171,736	166,429
Kymera Therapeutics, Inc.(b)	5,824	187,009
Legend Biotech Corporation - ADR(b)	3,481	139,275
MacroGenics, Inc.(b)	14,329	58,606
Mersana Therapeutics, Inc.(b)	45,979	107,131
Monte Rosa Therapeutics, Inc.(b)	37,787	155,682
MorphoSys AG - ADR(b)	12,828	235,907
Nurix Therapeutics, Inc.(b)	16,391	258,158
Nuvalent, Inc. - Class A(b)	2,720	178,486
Nuvation Bio, Inc.(b)	105,080	325,748
Precigen, Inc.(b)	160,927	225,298
Prelude Therapeutics, Inc.(b)	51,598	198,652
RAPT Therapeutics, Inc.(b)	27,363	109,726
Recursion Pharmaceuticals, Inc. - Class A(b)	21,347	176,753
Regeneron Pharmaceuticals, Inc.(b)	240	235,238
Relay Therapeutics, Inc.(b)	28,167	180,550
Replimune Group, Inc.(b)	26,032	137,189
REVOLUTION Medicines, Inc.(b)	7,196	275,823
SpringWorks Therapeutics, Inc.(b)	4,651	192,830
Sutro Biopharma, Inc.(b)	57,388	242,464
Syndax Pharmaceuticals, Inc.(b)	10,160	195,783
Tango Therapeutics, Inc.(b)	25,316	175,187
Tyra Biosciences, Inc.(b)	12,965	210,292
Vor BioPharma, Inc.(b)	124,729	168,384
Xencor, Inc.(b)	10,446	248,197
Zentalis Pharmaceuticals, Inc.(b)	16,315	193,822
Zymeworks, Inc.(b)	21,367	181,192
		13,041,782

Healthcare-Services - 0.7%
Ginkgo Bioworks Holdings, Inc.(b)	217,100	114,738

Pharmaceuticals - 19.1%
Arvinas, Inc.(b)	5,146	170,539
Bristol-Myers Squibb Company	4,384	180,139
Enliven Therapeutics, Inc.(b)	19,942	450,091
Foghorn Therapeutics, Inc.(b)	38,037	221,756
HUTCHMED China, Ltd. - ADR(b)	13,714	254,120
Immuneering Corporation - Class A(b)	79,354	110,302
Kura Oncology, Inc.(b)	10,470	215,787
Lyell Immunopharma, Inc.(b)	104,129	288,437
Merck & Company, Inc.	1,910	239,781
Merus NV(b)	5,160	274,718
Repare Therapeutics, Inc.(b)	44,085	153,416
Summit Therapeutics, Inc.(b)	48,448	420,771
Y-mAbs Therapeutics, Inc.(b)	15,342	185,638
		3,165,495

Software - 1.2%
Schrodinger, Inc.(b)	8,937	192,324
TOTAL COMMON STOCKS (Cost $19,980,063)		16,514,339

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 5.24%(c)	27,912	27,912
TOTAL SHORT-TERM INVESTMENTS (Cost $27,912)		27,912

TOTAL INVESTMENTS - 100.1% (Cost $20,007,975)		$16,542,251
Liabilities in Excess of Other Assets - (0.1)%		(11,619)
TOTAL NET ASSETS - 100.0%		$16,530,632

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:
 Plar Alows a user to build an adhoc table of information
Range Cancer Therapeutics ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$16,514,339	$–	$–	$16,514,339
Money Market Funds	27,912	–	–	27,912
Total Investments	$16,542,251	$–	$–	$16,542,251

Refer to the Schedule of Investments for industry group classifications.

During the period ended May 31, 2024, the Fund did not recognize any transfers to or from Level 3.